Note 12 - Related Party Transactions	12 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Related Party Transactions Disclosure [Text Block]
12.
   RELATED PARTY TRANSACTIONS

The Company has engaged Metal Edge Partners, LLC (“Metal Edge”) to provide services that include strategic advisory services, risk management services, procurement advisory services, steel market analytics and macro-economic analytics. Tim Stevenson serves as a member of our Board of Directors and serves as Chief Executive Officer of Metal Edge. For the fiscal year ended
March 31, 2021,
we paid Metal Edge
$144,000
related to these services. Our agreement with Metal Edge
may
be terminated by either party, without cause, upon
ninety
days prior written notice. There were
no
related party transactions to disclose for the fiscal year ended
March 31, 2020.